13F-HR

<PERIOD>                 September 30, 2001
<FILER>
                 0001010450
                    $2zkuhwz
</FILER>
<SROS>                   NONE
<DOCUMENT-COUNT>         1
<SUBMISSION-CONTACT>
                   Sharon Morrow
  <PHONE>                (312) 368-1666
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>        khoward@kenwoodfund.com

                   13F-HR
  Form 13F Holdings Report Initial Filing

                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group, Inc.
Address: 10 S. LaSalle
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     November 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     313844


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                     COM                 00651F108     2256   287100 SH       SOLE                   287100        0        0
Alliant Energy              COM                 18802108      8785   280660 SH       SOLE                   280660        0        0
American Greetings          COM                 26375105      1600   120855 SH       SOLE                   120855        0        0
AMR Corp                    COM                 1765106       6540   341690 SH       SOLE                   341690        0        0
Arden Realty                COM                 39793104      9143   357600 SH       SOLE                   357600        0        0
Avnet Inc                   COM                 53807103      7598   417700 SH       SOLE                   417700        0        0
Banknorth Group             COM                 06646R107     8495   380600 SH       SOLE                   380600        0        0
Becton Dickinson            COM                 75887109      7618   205900 SH       SOLE                   205900        0        0
Boston Scientific           COM                 101137107     3618   176500 SH       SOLE                   176500        0        0
C R Bard                    COM                 67383109      5079    98800 SH       SOLE                    98800        0        0
Century Tele                COM                 156700106     9759   291300 SH       SOLE                   291300        0        0
Coca Cola                   COM                 191219104     4544   296200 SH       SOLE                   296200        0        0
Comerica                    COM                 200340107     5080    91700 SH       SOLE                    91700        0        0
CommScope                   COM                 203372107     4417   247166 SH       SOLE                   247166        0        0
Computer Science Corp       COM                 205363104     6269   189000 SH       SOLE                   189000        0        0
CTS Corp                    COM                 126501105     4350   294500 SH       SOLE                   294500        0        0
Cypress Semiconductor       COM                 232806109     2436   163900 SH       SOLE                   163900        0        0
Diebold                     COM                 253651103     6957   182600 SH       SOLE                   182600        0        0
DTE Energy                  COM                 233331107     2863    66500 SH       SOLE                    66500        0        0
FedEx Corp                  COM                 31428X106     5182   141020 SH       SOLE                   141020        0        0
FleetBoston                 COM                 339030108     8985   244487 SH       SOLE                   244487        0        0
Fluor                       COM                 343412102     4749   123350 SH       SOLE                   123350        0        0
GATX Corp.                  COM                 361448103     9019   268100 SH       SOLE                   268100        0        0
Harman Intl                 COM                 413086109     8847   264100 SH       SOLE                   264100        0        0
Health Net                  COM                 42222G108    10886   566400 SH       SOLE                   566400        0        0
Hilton Hotels               COM                 432848109     5568   709300 SH       SOLE                   709300        0        0
John H Harland              COM                 412693103      858    39200 SH       SOLE                    39200        0        0
Knight Ridder               COM                 499040103     7339   131400 SH       SOLE                   131400        0        0
Limited The                 COM                 532716107     7463   785600 SH       SOLE                   785600        0        0
Manpower Inc                COM                 56418H100    10142   385200 SH       SOLE                   385200        0        0
Marshall & Ilsley           COM                 571834100     8141   143600 SH       SOLE                   143600        0        0
Mattell                     COM                 577081102     4612   294500 SH       SOLE                   294500        0        0
Maytag Corp                 COM                 578592107     3272   132800 SH       SOLE                   132800        0        0
Nationwide Financial        COM                 638612101     9120   245300 SH       SOLE                   245300        0        0
Neiman Marcus Group         COM                 640204202     4609   188500 SH       SOLE                   188500        0        0
Occidental Pete             COM                 674599105     5587   229520 SH       SOLE                   229520        0        0
Pactiv Corp                 COM                 695257105     5934   409500 SH       SOLE                   409500        0        0
Pitney Bowes                COM                 724479100     3805    99600 SH       SOLE                    99600        0        0
Providian Financial         COM                 74406A102     3194   158500 SH       SOLE                   158500        0        0
Puget Energy                COM                 745310102    10055   467900 SH       SOLE                   467900        0        0
Readers Digest              COM                 755267101     5212   283400 SH       SOLE                   283400        0        0
Rowan Companies             COM                 779382100     6539   528200 SH       SOLE                   528200        0        0
Roxio Inc                   COM                 780008108       12      800 SH       SOLE                      800        0        0
Sovereign Bancorp           COM                 845905108     8143   857120 SH       SOLE                   857120        0        0
Staples Inc.                COM                 855030102     6899   516800 SH       SOLE                   516800        0        0
Stilwell Financial          COM                 860831106     8139   417400 SH       SOLE                   417400        0        0
The PMI Group               COM                 69344M101     7095   113725 SH       SOLE                   113725        0        0
Tyson Foods Inc             COM                 902494103     7679   766400 SH       SOLE                   766400        0        0
Ultramar Diamond Shamrock   COM                 904000106     2319    48370 SH       SOLE                    48370        0        0
Unocal                      COM                 915289102     9116   280500 SH       SOLE                   280500        0        0
Wendys Intl                 COM                 950590109     2526    94800 SH       SOLE                    94800        0        0
Xcel Energy                 COM                 98389B100     5391   191500 SH       SOLE                   191500        0        0